Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	Jul. 31, 2026 USD ($) $ / shares	Aug. 03, 2026	Jun. 30, 2026 $ / shares shares	Feb. 28, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares				7,085,290
Preferred Stock, Convertible, Shares Issuable | shares			207,952,902		215,038,192	215,038,192
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Series A1 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Convertible, Shares Issuable | shares			26,114,925		33,200,215	33,200,215
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Convertible, Shares Issuable | shares			84,567,145		84,567,145	84,567,145
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Percentage Of Proceeds Received By Parent From The Development		80.00%
Percentage Of Proceeds Received By Parent From The Supportive Care Product Divestiture		95.00%
Subsequent Event [Member] | Parent Company [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	0.0001
Subsequent Event [Member] | Series A1 Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares				7,085,290
Preferred Stock, Convertible, Conversion Ratio				1
Preferred Stock, Convertible, Shares Issuable | shares				7,085,290
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Payments for Repurchase of Preferred Stock and Preference Stock | $	$ 350.0